Asset Acquisition - Additional Information (Detail) - LGM ENTERPRISES, LLC [Member] $ in Thousands	Feb. 28, 2020 USD ($)
Asset Acquisition [Line Items]
Asset acquisition consideration transferred	$ 780
Sky Night Assets [Member]
Asset Acquisition [Line Items]
Asset acquisition consideration transferred	$ 742
Sky Night [Member]
Asset Acquisition [Line Items]
Percentage of membership interest	100.00%